SIGNIFICANT ACCOUNTING POLICIES (Schedule of Components of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (32,914)	$ (46,824)
Other comprehensive income (loss) before reclassifications	(18,483)	19,496
Amounts reclassified from accumulated other comprehensive income	4,781	(5,586)
Net current-period other comprehensive income (loss)	(13,702)	13,910	$ (22,619)
Ending balance	(46,616)	(32,914)	(46,824)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(1,070)	(216)
Other comprehensive income (loss) before reclassifications	(592)	(854)
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(592)	(854)
Ending balance	(1,662)	(1,070)	(216)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,134	(101)
Other comprehensive income (loss) before reclassifications	(8,630)	6,821
Amounts reclassified from accumulated other comprehensive income	4,781	(5,586)
Net current-period other comprehensive income (loss)	(3,849)	1,235
Ending balance	(2,715)	1,134	(101)
Foreign currency translation adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(32,978)	(46,507)
Other comprehensive income (loss) before reclassifications	(9,261)	13,529
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	(9,261)	13,529
Ending balance	$ (42,239)	$ (32,978)	$ (46,507)